Borrowings	12 Months Ended
Dec. 31, 2015
Borrowings
Borrowings

Note J.

Borrowings

Short-Term Debt

($ in millions)

At December 31:	2015	2014
Commercial paper	$600	$650
Short-term loans	590	480
Long-term debt—current maturities	5,271	4,601	*
Total	$6,461	$5,731	*

* Reclassified to reflect adoption of the FASB guidance on debt issuance costs in consolidated financial statements. Refer to note B,
"Accounting Changes," for additional information.

The weighted-average interest rate for commercial paper at December 31, 2015 and 2014 was 0.4 percent and 0.1 percent, respectively. The weighted-average interest rates for short-term loans was 5.2 percent and 4.0 percent at December 31, 2015 and 2014, respectively.

Long-Term Debt

Pre-Swap Borrowing

($ in millions)

At December 31:	Maturities	2015	2014
U.S. dollar notes and debentures (average interest rate at December 31, 2015):
2.80%	2016–2017	$9,351	$9,254		**
3.34%	2018–2019	7,591	6,835
1.46%	2020–2021	3,717	6,555
2.35%	2022	1,900	1,000
3.38%	2023	1,500	1,500
3.63%	2024	2,000	2,000
7.00%	2025	600	600
6.22%	2027	469	469
6.50%	2028	313	313
5.88%	2032	600	600
8.00%	2038	83	83
5.60%	2039	745	745
4.00%	2042	1,107	1,107
7.00%	2045	27	27
7.13%	2096	316	316
		30,319	31,404
Other currencies (average interest rate at December 31, 2015, in parentheses):
Euros (1.8%)	2016–2025	4,892	5,463
Pound sterling (2.7%)	2017–2022	1,555	1,176
Japanese yen (0.4%)	2017–2022	1,180	733
Swiss francs (6.3%)	2020	9	162
Canadian (2.2%)	2017	360	432
Other (13.8%)	2016–2020	506	367
		38,820	39,737
Less: net unamortized discount		838	853
Less: net unamortized debt issuance costs		74	83	**
Add: fair value adjustment*		790	792
		38,699	39,593	**
Less: current maturities		5,271	4,601	**
Total		$33,428	$34,991	**

* The portion of the company’s fixed-rate debt obligations that is hedged is reflected in the Consolidated Statement of Financial Position as an amount equal to the sum of the debt’s carrying value plus a fair value adjustment representing changes in the fair value of the hedged debt obligations attributable to movements in benchmark interest rates.

** Reclassified to reflect adoption of the FASB guidance on debt issuance costs in consolidated financial statements. Refer to note B, “Accounting Changes,” for additional information.

The company’s indenture governing its debt securities and its various credit facilities each contain significant covenants which obligate the company to promptly pay principal and interest, limit the aggregate amount of secured indebtedness and sale and leaseback transactions to 10 percent of the company’s consolidated net tangible assets, and restrict the company’s ability to merge or consolidate unless certain conditions are met. The credit facilities also include a covenant on the company’s consolidated net interest expense ratio, which cannot be less than 2.20 to 1.0, as well as a cross default provision with respect to other defaulted indebtedness of at least $500 million.

The company is in compliance with all of its significant debt covenants and provides periodic certifications to its lenders. The failure to comply with its debt covenants could constitute an event of default with respect to the debt to which such provisions apply. If certain events of default were to occur, the principal and interest on the debt to which such event of default applied would become immediately due and payable.

Post-Swap Borrowing (Long-Term Debt, Including Current Portion)

($ in millions)

	2015		2014**
For the year ended December 31:	Amount	Average Rate	Amount	Average Rate
Fixed-rate debt	$25,499	3.41%	$27,180	3.09%
Floating-rate debt*	13,199	0.96%	12,412	0.82%
Total	$38,699		$39,593

* Includes $7,338 million in 2015 and $5,839 million in 2014 of notional interest rate swaps that effectively convert fixed-rate long-term debt into floating-rate debt. (See note D, “Financial Instruments,” on pages 84 through 88).

** Reclassified to reflect adoption of the FASB guidance on debt issuance costs in consolidated financial statements. Refer to note B, “Accounting Changes,” for additional information.

Pre-swap annual contractual maturities of long-term debt outstanding at December 31, 2015, are as follows:

($ in millions)

Total
2016	$5,273
2017	5,674
2018	4,691
2019	4,003
2020	4,505
2021 and beyond	14,675
Total	$38,820

Interest on Debt

($ in millions)

For the year ended December 31:	2015	2014	2013
Cost of financing	$540	$542	$587
Interest expense	481	484	405
Net investment derivative activity	(13)	0	(3)
Interest capitalized	0	4	22
Total interest paid and accrued	$1,008	$1,030	$1,011

Refer to the related discussion on page 127 in note T, “Segment Information,” for total interest expense of the Global Financing segment. See note D, “Financial Instruments,” on pages 84 through 88 for a discussion of the use of currency and interest rate swaps in the company’s debt risk management program.

Lines of Credit

In 2015, the company extended the term of its five-year, $10 billion Credit Agreement (the “Credit Agreement”) by one year to November 10, 2020. The total expense recorded by the company related to this global credit facility was $5.3 million in 2015, $5.4 million in 2014 and $5.4 million in 2013. The Credit Agreement permits the company and its Subsidiary Borrowers to borrow up to $10 billion on a revolving basis. Borrowings of the Subsidiary Borrowers will be unconditionally backed by the company. The company may also, upon the agreement of either existing lenders, or of the additional banks not currently party to the Credit Agreement, increase the commitments under the Credit Agreement up to an additional $2.0 billion. Subject to certain terms of the Credit Agreement, the company and Subsidiary Borrowers may borrow, prepay and reborrow amounts under the Credit Agreement at any time during the Credit Agreement. Interest rates on borrowings under the Credit Agreement will be based on prevailing market interest rates, as further described in the Credit Agreement. The Credit Agreement contains customary representations and warranties, covenants, events of default, and indemnification provisions. The company believes that circumstances that might give rise to breach of these covenants or an event of default, as specified in the Credit Agreement, are remote. As of December 31, 2015, there were no borrowings by the company, or its subsidiaries, under the Credit Agreement.

The company also has other committed lines of credit in some of the geographies which are not significant in the aggregate. Interest rates and other terms of borrowing under these lines of credit vary from country to country, depending on local market conditions.